Unaudited Condensed Statements of Operations		3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 GBP (£) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 GBP (£) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Turnover				£ 63,997,183		£ 49,820,243		£ 75,164,498		£ 52,263,050	£ 47,070,105
Cost of sales				(48,970,116)		(32,406,331)		(50,415,876)		(40,032,428)	(33,364,300)
Gross profit				15,027,067		17,413,912		24,748,622		12,230,622	13,705,805
Administrative expenses				(22,225,242)		(10,592,753)		(19,983,039)		(12,629,478)	(12,707,690)
Government grant income								0		759,664	0
Gains/(losses) on investments				2,108		0		(452,591)		165,014	140,235
Amortisation of goodwill				(2,617,635)		(2,553,677)		(3,429,870)		(3,488,827)	(2,836,126)
Amortisation of intangible assets other than goodwill				(3,217,301)		(1,717,564)		(2,293,872)		(2,334,873)	(2,345,165)
Loss from operations				(13,031,003)		2,549,918		(1,410,750)		(5,297,878)	(4,042,941)
Other income (expense):
Gain on impairment or disposal of operations								0		577,795	480
Gain loss on financial assets at fair value through profit or loss				(92,440)		0		(54,136)			0
Loss on disposal of investment in associate				(54,606)		0		(54,136)		0
Gain on disposal of investment in joint venture				4,660,853		0
Share of profit of associates				578,126		532,184		1,410,850		459,284	934,179
Share of profit of joint ventures				66,649		1,662,987		2,898,485		1,925,289	663,847
Income from other fixed asset investments				10,370		547,789		547,789		3,158	62,995
Interest receivable				142,268		198,985		204,070		249,084	142,245
Amounts written off investments				0		(53,120)		(373,425)		(879,498)	(169,418)
Interest payable				(2,981,105)		(1,491,055)		(1,811,470)		(729,588)	(813,457)
Profit/(loss) before taxation				(10,700,888)		3,947,688		1,411,413		(3,692,354)	(3,222,070)
Taxation on ordinary activities				654,170		613,258		536,461		315,163	(511,024)
Profit/(loss) for the financial year				(10,046,718)		4,560,946		1,947,874		(3,377,191)	(3,733,094)
Share of other comprehensive income of joint ventures				26,460		(116,036)		(507,667)		(112,050)	(165,917)
Foreign currency retranslation				2,122,113		(529,812)		(678,566)		951,843	(1,116,438)
Other comprehensive income/(loss) for the year				2,148,573		(645,848)		(1,186,233)		839,793	(1,282,355)
Total comprehensive income/(loss) for the year				(7,898,145)		3,915,098		761,641		(2,537,398)	(5,015,449)
Net Income (Loss) Attributable to Parent [Abstract]
The owners of the parent company				(10,038,066)		3,819,980		1,126,029		(4,845,399)	(4,693,952)
Non-controlling interests				(8,652)		740,966		821,845		1,468,208	960,858
Profit/(loss) for the financial year				(10,046,718)		4,560,946		1,947,874		(3,377,191)	(3,733,094)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
The owners of the parent company				(7,889,773)		3,175,891		(57,666)		(4,010,562)	(5,972,610)
Non-controlling interests				(8,372)		739,207		819,307		1,473,164	957,161
Total comprehensive income/(loss) for the year				£ (7,898,145)		£ 3,915,098		£ 761,641		£ (2,537,398)	£ (5,015,449)
Cartesian Growth Corp [Member]
Operating costs | $	$ 7,948	$ 298,358	$ 239,380		$ 948,203		$ 537,871		$ 1,012,448
Loss from operations | $	(7,948)	(298,358)	(239,380)		(948,203)		(537,871)		(1,012,448)
Other income (expense):
Interest earned on cash and marketable securities held in Trust Account | $		1,539,531	4,440		2,096,274		24,019		31,308
Interest expense – debt discount | $		(13,776)			(18,369)
Offering costs allocated to warrants | $							(849,993)		(868,131)
Excess of Private Warrants fair value over purchase price | $							(3,097,200)		(3,097,200)
Change in fair value of warrant liability | $		6,982,035	(5,628,806)		16,728,530		2,941,413		3,911,091
Unrealized gain – treasury bills | $		0			(22,368)
Change in fair value of conversion option liability | $		5,998			41,331
Total other income (expense) | $		8,513,788	(5,624,366)		18,825,398		(981,761)		(22,932)
Net income (loss) | $	(7,948)	8,215,430	(5,863,746)		17,877,195		(1,519,632)		(1,035,380)
Profit/(loss) for the financial year | $	$ (7,948)	$ 8,215,430	$ (5,863,746)		$ 17,877,195		$ (1,519,632)		$ (1,035,380)
Weighted average shares outstanding, basic | shares								8,449,315	8,449,315
Weighted average shares outstanding, diluted | shares								8,449,315	8,449,315
Common Class A [Member] | Cartesian Growth Corp [Member]
Other income (expense):
Weighted average shares outstanding, basic | shares		34,500,000	34,500,000	34,500,000	34,500,000	27,296,703	27,296,703	29,112,329	29,112,329
Earnings per share, basic | $ / shares	$ 0	$ 0.19	$ (0.14)		$ 0.41		$ (0.04)		$ (0.03)
Weighted average shares outstanding, diluted | shares		34,500,000	34,500,000	34,500,000	34,500,000	27,296,703	27,296,703	29,112,329	29,112,329
Earnings per share, diluted | $ / shares	0	$ 0.19	$ (0.14)		$ 0.41		$ (0.04)		$ (0.03)
Common Class B [Member] | Cartesian Growth Corp [Member]
Other income (expense):
Weighted average shares outstanding, basic | shares		8,625,000	8,625,000	8,625,000	8,625,000	8,390,110	8,390,110	8,449,315	8,449,315
Earnings per share, basic | $ / shares	0	$ 0.19	$ (0.14)		$ 0.41		$ (0.04)		$ (0.03)
Weighted average shares outstanding, diluted | shares		8,625,000	8,625,000	8,625,000	8,625,000	8,390,110	8,390,110	8,449,315	8,449,315
Earnings per share, diluted | $ / shares	$ 0	$ 0.19	$ (0.14)		$ 0.41		$ (0.04)		$ (0.03)